Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The carrying amounts of the assets and liabilities of VIEs reported within the Consolidated Balance Sheets are set out in the following table:

	December 31,
	2024	2023
Assets
Current assets:
Cash and cash equivalents	$2	$3
Accounts receivable	767	816
Non-current assets:
Property, plant and equipment, net	60	—
Other non-current assets	389	—
Total assets	$1,218	$819

Liabilities
Current liabilities:
Accounts payable	$6	$—
Current portion of debt	2	—
Other current liabilities	2	—
Non-current liabilities:
Non-current debt due after one year	8	20
Other non-current liabilities	335	—
Total liabilities	$353	$20